STOCK-BASED COMPENSATION - RESTRICTED STOCK AWARDS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 359,656	$ 436,823	$ 1,214,140	$ 1,535,662
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			1,540,000		1,540,000	1,540,000	1,540,000
Number of shares vested and exercisable			1,540,000		1,540,000	1,540,000	1,540,000
Number of shares unvested	0		0		0	0	0
Vesting period			4 years		4 years
Stock-based compensation expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,580